Collaborative Arrangements and Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Background and Basis of Presentation/Collaborative Arrangements and Revenue Recognition [Abstract]
Collaborative Arrangements and Revenue Recognition

6. Collaborative Arrangements and Revenue Recognition

Pfizer Inc.

In December 2009, we entered into a collaboration with Pfizer Inc. (“Pfizer”) to develop and commercialize MultiStem to treat inflammatory bowel disease (“IBD”) for the worldwide market. Under the terms of the agreement, we received a non-refundable up-front payment from Pfizer and receive research funding and support. In addition, we are eligible to receive milestone payments upon the successful achievement of certain development, regulatory and commercial milestones, for which we evaluated the nature of the events triggering these contingent payments and concluded that these events constituted substantive milestones that will be recognized as revenue in the period in which the underlying triggering event occurs.

Pfizer pays us for manufacturing product for clinical development and commercialization purposes. Pfizer has responsibility for development, regulatory and commercialization and will pay us tiered royalties on worldwide commercial sales of MultiStem IBD products. Alternatively, in lieu of royalties and certain commercialization milestones, we may elect to co-develop with Pfizer and the parties will share development and commercialization expenses and profits/losses on an agreed basis beginning at Phase III clinical development.

We evaluated the facts and circumstances of the agreement and determined the Pfizer agreement has multiple deliverables that should be combined into a single unit of accounting. We recognize the license and technology access fee and research and development funding ratably on a straight-line basis over the estimated performance period, which is estimated to be completed in 2012. Further, we are measuring manufacturing revenue beginning upon the culmination of the earnings process and recognizing it over the remainder of the performance period of the bundled unit of accounting. Prepaid license and technology access fee and prepaid research and development funding are recorded as deferred revenue and are amortized on a straight-line basis over the performance period.

Angiotech Pharmaceuticals, Inc.

In 2006, we established a co-development partnership with Angiotech Pharmaceuticals, Inc. (“Angiotech”) to develop and commercialize MultiStem to treat certain cardiovascular diseases, such as acute myocardial infarction (“AMI”). As part of the collaboration, Angiotech made an equity investment and agreed to share in the costs of clinical development, and we were entitled to receive cash payments and an additional equity investment based on the successful achievement of specified clinical development and commercialization milestones. We evaluated the nature of the events triggering these contingent payments and concluded that these events constituted substantive milestones that will be recognized as revenue in the period in which the underlying triggering event occurs. The parties jointly fund clinical development activity and would share net profits from the future sale of approved products.

We jointly fund clinical development activities with Angiotech in accordance with our co-development collaboration, and $160,000 was due from Angiotech as of September 30, 2011. Our clinical costs for the nine months ended September 30, 2011 and 2010 are reflected net of Angiotech’s cost-sharing amount of $312,000 and $521,000, respectively. See Note 11 regarding termination of this collaboration in November 2011.

RTI Biologics, Inc.

In September 2010, we entered into an agreement with RTI Biologics, Inc. (“RTI”), a provider of orthopedic and other biologic implants, under which we provided RTI a license to our technologies to enable RTI to develop and commercialize biologic implants exclusively for certain orthopedic applications in the bone graft substitutes market. Under the terms of the agreement, we received $3.0 million of guaranteed license fee payments and are entitled to receive $2.0 million of license fee payments contingent on future milestone events. We are also eligible to receive milestone payments upon the successful achievement of certain development and commercial milestones, including the $2.0 million contingent license fee payments mentioned above. We evaluated the nature of the events triggering these contingent payments and concluded that these events are substantive and that revenue will be recognized in the period in which the underlying triggering event occurs. In addition, we will receive tiered royalties on worldwide commercial sales, if any, of implants using our technologies.

We evaluated the facts and circumstances and determined that the RTI agreement has multiple deliverables that should be combined into a single unit of accounting. We recognize the $3.0 million guaranteed license fee ratably on a straight-line basis over the estimated performance period, which is estimated to be completed in the fourth quarter of 2011.

E. Collaborations and Revenue Recognition

Pfizer

In December 2009, we entered into a collaboration with Pfizer to develop and commercialize MultiStem to treat inflammatory bowel disease (“IBD”) for the worldwide market. Under the terms of the agreement, we received a non-refundable up-front license and technology access payment of $6.0 million from Pfizer and receive research funding and support. In addition, we are also eligible to receive milestone payments upon the successful achievement of certain development, regulatory and commercial milestones, for which we evaluated the nature of the events triggering these contingent payments and concluded that these events constituted substantive milestones that will be recognized as revenue in the period in which the underlying triggering event occurs. No revenue for milestones was recognized in 2010 or 2009.

Pfizer pays us for manufacturing product for clinical development and commercialization purposes. Pfizer has responsibility for development, regulatory and commercialization and will pay us tiered royalties on worldwide commercial sales of MultiStem IBD products. Alternatively, in lieu of royalties and certain commercialization milestones, we may elect to co-develop with Pfizer and the parties will share development and commercialization expenses and profits/losses on an agreed basis beginning at phase III clinical development.

We evaluated the facts and circumstances of the agreement and determined the Pfizer agreement had obligations constituting deliverables and concluded that it had multiple deliverables, including deliverables relating to the grant of a license and access to our technology, performance of research and development services, and performance of certain manufacturing services, and concluded that these deliverables should be combined into a single unit of accounting, and further concluded that our participation on a joint steering committee was primarily for governance—type activities and did not represent a substantive obligation or deliverable. We are recognizing the license and technology access fee and research and development funding ratably on a straight-line basis over the estimated performance period, which began in December 2009 and is estimated to be completed in 2012, and are recognizing manufacturing revenue beginning upon the culmination of the earnings process and amortizing it over the remainder of the performance period of the bundled unit of accounting. Prepaid license and technology access fee and prepaid research and development funding are recorded as deferred revenue and is amortized on a straight-line basis over the performance period.

Angiotech

In our co-development collaboration with Angiotech, we bear all preclinical costs and the parties jointly fund clinical development activity. We have primary responsibility for preclinical and early clinical development and clinical manufacturing, and Angiotech will take the lead on pivotal and later clinical trials and commercialization. The parties will share net profits from the future sale of approved products and we may receive cash payments and an equity investment and based on the successful achievement of specified clinical development and commercialization milestones.

We continue to jointly fund clinical development activities with Angiotech in accordance with our co-development collaboration. Our clinical costs are recorded net of Angiotech’s cost-share, which amounted to $628,000, $847,000 and $943,000 in 2010, 2009 and 2008, respectively. The amount due from Angiotech was $106,000 and $229,000 at December 31, 2010 and 2009, respectively, and is disclosed separately on the balance sheet.

RTI Biologics, Inc.

In September 2010, we entered into an agreement with RTI, a provider of orthopedic and other biologic implants, under which we provided RTI a license to our Multipotent Adult Progenitor Cell (“MAPC”) technologies to enable RTI to develop and commercialize MAPC technology-based biologic implants exclusively for certain orthopedic applications in the bone graft substitutes market. Under the terms of the agreement, we will receive a $5 million license fee in installments, of which $3.0 million is guaranteed and $2.0 million is contingent on future milestone events. The first $1.0 million of guaranteed fees was received at inception, with the remaining $2.0 million to be received in $1.0 million installments in each of December 2010 and March 2011. The December 2010 installment was received timely, and the final $1.0 million to be received in March 2011 is reflected in receivables on the balance sheet at December 2010. We are also eligible to receive milestone payments upon the successful achievement of certain development and commercial milestones. Included in these milestones are two $1.0 million license fee payments that are contingent on certain events. We evaluated the nature of the events triggering these contingent payments and concluded that these events are substantive and that revenue will be recognized in the period in which the underlying triggering event occurs. In addition, we will receive tiered royalties on worldwide commercial sales, if any, of implants using our technologies. No milestone or royalty revenue was recognized in 2010.

We evaluated the facts and circumstances and determined the RTI agreement had obligations constituting deliverables and concluded that it has multiple deliverables, including deliverables relating to the grant of a license to our technology and performance of research and development services, and concluded that these deliverables should be combined into a single unit of accounting. We recognize the license fee ratably on a straight-line basis over the estimated performance period, which began in September 2010 and is estimated to be completed in the fourth quarter of 2011.

Collaborations and Revenue Recognition